TAXATION - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	25.00%	25.00%	23.50%
Provision	£ 688	£ 627
Interest and other related costs		16
Current tax liabilities, amount payable to related parties	170	0
Unrecognised capital losses carried forward	0	0
Litigation and other regulatory
Income Tax Expense Benefits [Line Items]
Provision	£ 41	126
Santander Financial Services plc
Income Tax Expense Benefits [Line Items]
Provision		30
Santander Financial Services plc | Litigation and other regulatory
Income Tax Expense Benefits [Line Items]
Provision		14
Interest and other related costs		£ 16
JERSEY
Income Tax Expense Benefits [Line Items]
Additional top up tax on statutory tax rate		5.00%
Applicable tax rate (percentage)	15.00%	10.00%
Isle of Man
Income Tax Expense Benefits [Line Items]
Additional top up tax on statutory tax rate		5.00%
Applicable tax rate (percentage)	15.00%	10.00%
Banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	28.00%	28.00%	27.75%
Non-banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	25.00%	25.00%	23.50%